Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLUE CHIP INVESTOR FUNDS
Entity Central Index Key	0001162127
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Blue Chip Investor Fund
Shareholder Report [Line Items]
Fund Name	Blue Chip Investor Fund
Class Name	Blue Chip Investor Fund
Trading Symbol	BCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Investor Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bcifx.com/literature. You can also request this information by contacting us at 1-877-673-3119.
Additional Information Phone Number	1-877-673-3119
Additional Information Website	https://www.bcifx.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Blue Chip Investor Fund	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

In 2025, the Fund returned 15.4%, versus 17.9% for the S&P 500. We're pleased with our results. This brings our 5-year and 10-year annualized returns to 11.8% and 9.6%, respectively, which is inline with our long-term goal of 10%. The S&P 500 over this period returned 14.4% and 14.8%, respectively. The market continues to be driven by only a handful of highly valued, large technology companies, particularly those benefiting from the "AI Boom" (e.g., Nvidia and Broadcom).

The Fund's value-oriented investment approach has kept us from most of these "highflyer" stocks. However, we did enter the year with a significant position in Alphabet (formerly Google)—a leader in the AI field that trades at what we believe is a much more reasonable valuation—which was the largest contributor to the Fund's returns in 2025, rising 64.8% to $313.80 per share. Alphabet gained as its price-to-earnings ratio expanded from approximately 22.5 to 28.7 and per-share earnings increased an estimated 31%.

We acquired Alphabet in June 2019 at an average price of $54.89. We haven't since bought or sold a single share for the Fund, and at year-end Alphabet accounted for 15.1% of assets, reflecting significant appreciation in its market value. We believe Alphabet isn't as mispriced as it was in 2019, but we still believe the stock represents good value at the current price, and we're pleased to maintain a large position in the Fund.

Other major contributors to the Fund's performance included AerCap (returned 50.2% in 2025), Markel (24.5%), Brookfield Corporation (19.8%) and Berkshire Hathaway (10.9%). Wayfair was the Fund's highest achiever (126.6%) but constitutes a smaller percentage of the Fund, therefore its gain had less impact on overall performance.

The Fund's only detractors in 2025 were CarMax (-53.3%), LKQ (-7.2%), and FedEx (-6.0%). We continue to hold LKQ but sold CarMax and FedEx. CarMax faces serious competitive challenges, notably from online used-car retailer Carvana, which caused us to reassess the holding. FedEx was sold primarily due to valuation considerations, in light of increasing headwinds related to tariffs and global trade. The Fund also sold Suncor during the year, as the gap between our fair-value estimate and market price narrowed.

We purchased only one new stock in 2025: Jefferies Financial Group, a leading investment banking and capital markets firm. Jefferies' share price fell dramatically in September and October for dubious reasons (in our view), and we were able to buy the stock at just over 1x book value, at what we believe is an attractive valuation. The Fund also added to Sirius XM at less than 5x our estimate for 2027 free cashflow.

As we look to 2026 and beyond, we're encouraged by our portfolio of industry-leading companies run by talented, shareholder-friendly managers. Accordingly, based on present valuations, we believe the Fund is well-positioned to deliver on our long-term objectives.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
Blue Chip Investor Fund	15.40%	11.78%	9.64%
S&P 500	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 45,613,790
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 265,277
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$45,613,790
Number of Portfolio Holdings	14
Portfolio Turnover Rate (%)	5%
Total Advisory Fees Paid ($)	$265,277
Total Advisory Fees Before Waiver ($)	$424,092

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	24.82%
Alphabet Inc. - Class C	15.13%
AerCap Holdings N.V.	11.60%
Markel Group, Inc.	8.25%
Brookfield Corporation - Class A	8.16%
First Citizens BancShares, Inc. - Class A	4.71%
Sirius XM Holdings Inc.	4.34%
The Walt Disney Company	4.24%
LKQ Corporation	4.10%
Goldman Sachs Financial Square Government Fund Institutional Class	3.44%
Sectors (% of Net Assets)

*	Net Assets represent cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	24.82%
Alphabet Inc. - Class C	15.13%
AerCap Holdings N.V.	11.60%
Markel Group, Inc.	8.25%
Brookfield Corporation - Class A	8.16%
First Citizens BancShares, Inc. - Class A	4.71%
Sirius XM Holdings Inc.	4.34%
The Walt Disney Company	4.24%
LKQ Corporation	4.10%
Goldman Sachs Financial Square Government Fund Institutional Class	3.44%